Derivatives - Summary Of Amounts Related To Items Designated As Hedging Instruments (Details) € in Millions, ₩ in Millions, $ in Millions, $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 KRW (₩) USD ($) EUR (€) AUD ($)	Dec. 31, 2020 KRW (₩) USD ($) SGD ($) AUD ($)
Disclosure of detailed information about hedging instruments [line items]
Description of line item in statement of financial position where the hedging instrument is located	Derivatives held for trading are classified into financial assets at FVTPL (Note 7) and financial liabilities at FVTPL (Note 20), and derivatives designated for hedging are presented as a separate line item in the consolidated statements of financial position.	Derivatives held for trading are classified into financial assets at FVTPL (Note 7) and financial liabilities at FVTPL (Note 20), and derivatives designated for hedging are presented as a separate line item in the consolidated statements of financial position.
Foreign currencies translation risk and interest rate risk | Currency swap | USD
Disclosure of detailed information about hedging instruments [line items]
Nominal amounts of the hedging instrument | $	470,000,000	600,000,000
Foreign currencies translation risk | Currency swap | USD
Disclosure of detailed information about hedging instruments [line items]
Nominal amounts of the hedging instrument | $	180,000,000
Foreign currencies translation risk | Currency swap | SGD
Disclosure of detailed information about hedging instruments [line items]
Nominal amounts of the hedging instrument | $		68,000,000
For fair value hedging | Interest rate risk | Interest rate swap | USD
Disclosure of detailed information about hedging instruments [line items]
Nominal amounts of the hedging instrument | $	1,850,000,000	2,300,000,000
Description of line item in statement of financial position where the hedging instrument is located	Derivative assets (designated for hedging) Derivative liabilities (designated for hedging)	Derivative assets (designated for hedging)
For fair value hedging | Interest rate risk | Interest rate swap | AUD
Disclosure of detailed information about hedging instruments [line items]
Nominal amounts of the hedging instrument | $	150,000,000	150,000,000
Description of line item in statement of financial position where the hedging instrument is located		Derivative liabilities (designated for hedging)
For fair value hedging | Interest rate risk | Interest rate swap | USD and AUD
Disclosure of detailed information about hedging instruments [line items]
Carrying amounts of the hedging instrument, assets	₩ 95,086	₩ 174,820
Carrying amounts of the hedging instrument, liabilities	20,287	28
Changing in fair value used for calculating hedge ineffectiveness	₩ (83,821)	₩ 57,221
For fair value hedging | Interest rate risk | Interest rate swap | EUR
Disclosure of detailed information about hedging instruments [line items]
Nominal amounts of the hedging instrument | €	26,591,163
Carrying amounts of the hedging instrument, assets	₩ 17
Carrying amounts of the hedging instrument, liabilities	0
Changing in fair value used for calculating hedge ineffectiveness	₩ 17
For cash flow hedging | Interest rate swap | Korea (South), Won
Disclosure of detailed information about hedging instruments [line items]
Nominal amounts of the hedging instrument	50,000
For cash flow hedging | Interest rate risk | Interest rate swap | Korea (South), Won
Disclosure of detailed information about hedging instruments [line items]
Nominal amounts of the hedging instrument	50,000	150,000
Carrying amounts of the hedging instrument, assets	₩ 351	₩ 0
Carrying amounts of the hedging instrument, liabilities	₩ 0	₩ 1,476
Description of line item in statement of financial position where the hedging instrument is located	Derivative liabilities (designated for hedging)	Derivative liabilities (designated for hedging)
Changing in fair value used for calculating hedge ineffectiveness	₩ 1,896	₩ (196)
For cash flow hedging | Foreign currencies translation risk and interest rate risk | Currency swap | USD
Disclosure of detailed information about hedging instruments [line items]
Nominal amounts of the hedging instrument | $	470,000,000	600,000,000
Carrying amounts of the hedging instrument, assets	₩ 3,631	₩ 0
Carrying amounts of the hedging instrument, liabilities	₩ 7,297	₩ 62,893
Description of line item in statement of financial position where the hedging instrument is located	Derivative liabilities (designated for hedging)	Derivative liabilities (designated for hedging)
Changing in fair value used for calculating hedge ineffectiveness	₩ 60,564	₩ (69,319)
For cash flow hedging | Foreign currencies translation risk | Currency swap | USD
Disclosure of detailed information about hedging instruments [line items]
Nominal amounts of the hedging instrument | $	180,000,000
Carrying amounts of the hedging instrument, assets	₩ 7,679
Carrying amounts of the hedging instrument, liabilities	₩ 0
Description of line item in statement of financial position where the hedging instrument is located	Derivative liabilities (designated for hedging)
Changing in fair value used for calculating hedge ineffectiveness	₩ 8,218
For cash flow hedging | Foreign currencies translation risk | Currency swap | SGD
Disclosure of detailed information about hedging instruments [line items]
Nominal amounts of the hedging instrument | $		68,000,000
Carrying amounts of the hedging instrument, assets		₩ 0
Carrying amounts of the hedging instrument, liabilities		₩ 373
Description of line item in statement of financial position where the hedging instrument is located		Derivative liabilities (designated for hedging)
Changing in fair value used for calculating hedge ineffectiveness		₩ (4,699)